Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash dividends declared, per share (in dollars per share)	$ 1.35	$ 1.20	$ 1.10
Issuance of shares of common stock pursuant to dividend reinvestment plan, shares (in shares)	186,583	180,424	179,199
Issuance of shares of common stock, shares (in shares)	21,517	19,981	21,764
Net change in fair value of available-for-sale securities during the period, taxes	$ 4,771	$ (2,291)	$ (2,971)
Repurchase of common shares (in shares)			31,774